Expense Example, No Redemption - Calvert World Values Fund, Inc.	Sep. 30, 2025 USD ($)
Calvert Emerging Markets Equity Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 645
Expense Example, No Redemption, 3 Years	918
Expense Example, No Redemption, 5 Years	1,211
Expense Example, No Redemption, 10 Years	2,045
Calvert Emerging Markets Equity Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	202
Expense Example, No Redemption, 3 Years	645
Expense Example, No Redemption, 5 Years	1,115
Expense Example, No Redemption, 10 Years	2,221
Calvert Emerging Markets Equity Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	101
Expense Example, No Redemption, 3 Years	337
Expense Example, No Redemption, 5 Years	591
Expense Example, No Redemption, 10 Years	1,320
Calvert Emerging Markets Equity Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	94
Expense Example, No Redemption, 3 Years	310
Expense Example, No Redemption, 5 Years	545
Expense Example, No Redemption, 10 Years	1,217
Calvert International Equity Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	635
Expense Example, No Redemption, 3 Years	882
Expense Example, No Redemption, 5 Years	1,149
Expense Example, No Redemption, 10 Years	1,908
Calvert International Equity Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	192
Expense Example, No Redemption, 3 Years	609
Expense Example, No Redemption, 5 Years	1,051
Expense Example, No Redemption, 10 Years	2,085
Calvert International Equity Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	91
Expense Example, No Redemption, 3 Years	299
Expense Example, No Redemption, 5 Years	524
Expense Example, No Redemption, 10 Years	1,172
Calvert International Equity Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	87
Expense Example, No Redemption, 3 Years	278
Expense Example, No Redemption, 5 Years	485
Expense Example, No Redemption, 10 Years	1,082
Calvert International Opportunities Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	652
Expense Example, No Redemption, 3 Years	921
Expense Example, No Redemption, 5 Years	1,210
Expense Example, No Redemption, 10 Years	2,032
Calvert International Opportunities Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	210
Expense Example, No Redemption, 3 Years	649
Expense Example, No Redemption, 5 Years	1,114
Expense Example, No Redemption, 10 Years	2,208
Calvert International Opportunities Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	109
Expense Example, No Redemption, 3 Years	340
Expense Example, No Redemption, 5 Years	590
Expense Example, No Redemption, 10 Years	1,306
Calvert International Opportunities Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	101
Expense Example, No Redemption, 3 Years	315
Expense Example, No Redemption, 5 Years	547
Expense Example, No Redemption, 10 Years	$ 1,213